Fair Value Measurements (Short-term Investments, Long-term Investments and Long-term Time Deposits) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	[1]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in financial instruments	$ 473,624	$ 473,624		$ 399,345
Impairment loss	12,000	$ 11,954	[1]	215	[1]	$ 384
Time deposit [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted investment maturity period		3 months
Time deposit [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted investment maturity period		1 year
Long-term time deposits [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted investment maturity period		1 year
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in financial instruments	$ 473,600	$ 473,600		399,300
Change in fair value of short-term investments		13,400		5,300
Impairment loss		$ 12,000		$ 200

[1]	In the fourth quarter of 2022, the Sohu Group recognized an impairment loss of $12.0 million for an equity investment in a third-party online game developer.